Goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2021 USD ($)	Feb. 01, 2021 USD ($)	Feb. 01, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 30,841,000			$ 8,317,000	$ 8,317,000
arago Group
Indefinite-lived Intangible Assets [Line Items]
Goodwill		$ 165,160
arago Group | Goodwill at Acquisition
Indefinite-lived Intangible Assets [Line Items]
Goodwill	22,524,411	$ 24,031,436	€ 19,799,052
Currency translation expense	$ 1,507,025